Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Balance at January 1,	$ 2,130	$ 2,943	$ 3,078
Additions based on tax positions related to the current year	80	116	131
Additions for tax positions of prior years	627	250	92
Reductions for tax positions of prior years	(278)	(801)	(415)
Settlements	(239)	(210)	100
Lapses of statutes of limitations	(497)	(168)	(43)
Balance at December 31,	$ 1,823	$ 2,130	$ 2,943